Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 3,331	$ 457	¥ 8,264
Amounts due to related parties	5,256	722	3,384
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Amount due from related parties	0	0	4,240
FSOL
Related Party Transaction [Line Items]
Amounts due to related parties	1,252	172	1,276
Changning FSTS
Related Party Transaction [Line Items]
Amounts due to related parties	400	55
Minhang FSCS
Related Party Transaction [Line Items]
Amounts due to related parties	300	41
Xinhao Consulting
Related Party Transaction [Line Items]
Amounts due to related parties	300	41
Bole
Related Party Transaction [Line Items]
Amounts due to related parties	500	69	1,085
Dangdai
Related Party Transaction [Line Items]
Amount due from related parties	1,124	154	1,682
Amounts due to related parties	500	69
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")
Related Party Transaction [Line Items]
Amount due from related parties	1,625	223	1,759
Amounts due to related parties	468	64	496
Wuyuan Tourism
Related Party Transaction [Line Items]
Amounts due to related parties	1,232	169
Non-controlling Interest Shareholders of VIE's Subsidiaries
Related Party Transaction [Line Items]
Amount due from related parties	582	80	583
Amounts due to related parties	300	41	503
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 4	$ 1	¥ 24